Critical Accounting Judgements and Key Sources of Estimation Uncertainty	6 Months Ended
Jun. 30, 2024
Critical Accounting Judgements and Key Sources of Estimation Uncertainty [Abstract]
CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY
3	CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

In the application of the Group’s accounting policies, which are described in Note 2 to the financial statements, management is required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis.  Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods.

Critical judgements in applying the Group’s accounting policies

There are no critical judgements, apart from those involving estimation (see below) that the management has made in the process of applying the Group’s accounting policy and that has the most significant effect on the amounts recognised in the financial statements.

Key sources of estimation uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are disclosed below:

Fair value measurement of unquoted shares (Note 4 & 5)

In determining the fair value of the unquoted shares, the Group relies on the net asset values of the investee companies or independent valuation report.

The availability of observable inputs can vary from investment to investment. For certain investments classified under Level 3 of the fair value hierarchy, the valuation could be based on models or inputs that are less observable or unobservable in the market and the determination of the fair values require significant judgement. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to occurrence of future events which could not be reasonably determined as at the balance sheet date.

Provision for ECL for trade and loan receivables

The Group uses a provision matrix to calculate ECLs for trade and loan receivables. The provision rates are based on days past due for groupings of various customer segments that have similar loss patterns.

The provision matrix is initially based on the Group’s historical observed default rates. The Group will calibrate the matrix to adjust historical credit loss experience with forward- looking information. At every reporting date, historical default rates are updated and changes in the forward-looking estimates are analysed.

The assessment of the correlation between historical observed default rates, forecast economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of customer’s actual default in the future. The information about the ECLs on the Group’s trade and loan receivables is disclosed in Note 11 and Note 12.

Depreciation of plant and equipment

The Group depreciates plant and equipment over their estimated useful lives after taking into account their estimated residual values. The estimated useful life reflects management’s estimate of the period that the Group intends to derive future economic benefits from the use of the Group’s plant and equipment. Changes in the expected level of usage and technological developments could affect the economics, useful lives and the residual values of these assets which could then consequentially impact future depreciation charges.

The carrying amount of the Group’s plant and equipment as at June 30, 2024 are RM 3,765,783 (December 31, 2023: RM 3,198,123).